Expense Example {- Fidelity® Blue Chip Value Fund} - 07.31 Fidelity Blue Chip Growth Fund & Fidelity Blue Chip Value Fund Retail Combo PRO-06 - Fidelity® Blue Chip Value Fund - Fidelity Blue Chip Value Fund-Default
Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 59
3 years	186
5 years	324
10 years	$ 726